Leases - Schedule of Finance and Operating Leases (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Finance Leases:
Property plant and equipment, net	$ 1,227
Finance lease liability, current	247
Finance lease liability, non-current	805
Operating Leases:
Lease right-of-use assets	425		30
Operating lease liability, current	129		23
Operating Lease liability, non-current	$ 289
Finance Leases:
Weighted-average remaining lease term (in years)	3 years 9 months 7 days
Weighted-average discount rate	4.51%
Operating Leases:
Weighted-average remaining lease term (in years)	3 years		3 months 14 days
Weighted-average discount rate	4.28%		8.76%
Finance Leases:
Right-of-use amortization expense	$ 6
Lease liability interest expense	1
Operating Leases:
Lease expense	36	36
Cash paid	$ 55	$ 58